Expense Example - FidelityFreedomBlendFunds-PremierComboPRO - FidelityFreedomBlendFunds-PremierComboPRO - Fidelity Freedom Blend 2020 Fund - Fidelity Freedom Blend 2020 Fund - Premier Class	May 30, 2024 USD ($)
Expense Example:
1 year	$ 22
3 years	68
5 years	118
10 years	$ 268